Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - Non-consolidated VIEs [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Variable Interest Entity [Line Items]
Total assets	¥ 172,223,674	¥ 127,720,042
Maximum exposure	16,512,845	12,853,477
On-balance sheet assets, Total assets	12,980,970	10,371,550
On-balance sheet assets, Trading account assets	1,022,875	571,202
On-balance sheet assets, Investment securities	3,192,913	2,534,953
On-balance sheet assets, Loans	8,728,431	7,255,293
On-balance sheet assets, All other assets	36,751	10,102
On-balance sheet liabilities, Total liabilities	297	7,601
On-balance sheet liabilities, All other liabilities	297	7,601
Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	22,827,459	16,114,320
Maximum exposure	4,459,028	3,826,653
On-balance sheet assets, Total assets	3,332,345	2,879,545
On-balance sheet assets, Trading account assets	2,942	1,851
On-balance sheet assets, Investment securities	642,804	512,835
On-balance sheet assets, Loans	2,686,599	2,364,858
On-balance sheet assets, All other assets		1
On-balance sheet liabilities, Total liabilities	15	217
On-balance sheet liabilities, All other liabilities	15	217
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	49,772,806	24,216,292
Maximum exposure	1,353,062	844,762
On-balance sheet assets, Total assets	1,216,788	735,423
On-balance sheet assets, Trading account assets	174,845	100,099
On-balance sheet assets, Investment securities	513,659	300,295
On-balance sheet assets, Loans	517,094	326,860
On-balance sheet assets, All other assets	11,190	8,169
Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	39,438,674	27,811,920
Maximum exposure	4,528,826	3,305,869
On-balance sheet assets, Total assets	3,337,220	2,586,162
On-balance sheet assets, Trading account assets	343,966	138,023
On-balance sheet assets, Investment securities	100,428	84,964
On-balance sheet assets, Loans	2,867,265	2,361,243
On-balance sheet assets, All other assets	25,561	1,932
On-balance sheet liabilities, Total liabilities	13	1,788
On-balance sheet liabilities, All other liabilities	13	1,788
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	11,793,462	9,106,418
Maximum exposure	2,756,196	2,132,268
On-balance sheet assets, Total assets	2,544,899	2,034,180
On-balance sheet assets, Trading account assets	360,937	202,209
On-balance sheet assets, Investment securities	1,821,302	1,536,859
On-balance sheet assets, Loans	362,660	295,112
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets		26,795
Maximum exposure		23,680
On-balance sheet assets, Total assets		22,940
On-balance sheet assets, Loans		22,940
On-balance sheet liabilities, Total liabilities		5,471
On-balance sheet liabilities, All other liabilities		5,471
Others [Member]
Variable Interest Entity [Line Items]
Total assets	48,391,273	50,444,297
Maximum exposure	3,415,733	2,720,245
On-balance sheet assets, Total assets	2,549,718	2,113,300
On-balance sheet assets, Trading account assets	140,185	129,020
On-balance sheet assets, Investment securities	114,720	100,000
On-balance sheet assets, Loans	2,294,813	1,884,280
On-balance sheet liabilities, Total liabilities	269	125
On-balance sheet liabilities, All other liabilities	¥ 269	¥ 125